Transactions with related parties - Gas vessels under construction (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 74,654
Hull 8424 M G C [Member]
Capacity in Cubic Meters ("CBM")	45,000
Shipyard	Hyundai Mipo Dockyard Co. Ltd, South Korea (“Hyundai Mipo”)
Estimated Delivery	Jun-26
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 0
Hull 8425 M G C [Member]
Capacity in Cubic Meters ("CBM")	45,000
Shipyard	Hyundai Mipo
Estimated Delivery	Sep-26
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 0
Hull 8426 M G C [Member]
Capacity in Cubic Meters ("CBM")	45,000
Shipyard	Hyundai Mipo
Estimated Delivery	Feb-27
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 0
Hull 8427 M G C [Member]
Capacity in Cubic Meters ("CBM")	45,000
Shipyard	Hyundai Mipo
Estimated Delivery	May-27
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 0
Hull S 1111 M G C [Member]
Capacity in Cubic Meters ("CBM")	40,000
Shipyard	Nantong CIMC Sinopacific Offshore & Engineering Co. Ltd, China (“CIMC SOE”)
Estimated Delivery	Mar-27
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 9,798
Hull S 1112 M G C [Member]
Capacity in Cubic Meters ("CBM")	40,000
Shipyard	CIMC SOE
Estimated Delivery	Jul-27
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 9,798
Hull 8398 LCO2-HMGC [Member]
Capacity in Cubic Meters ("CBM")	22,000
Shipyard	Hyundai Mipo
Estimated Delivery	Delivered on January 5, 2026
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 19,885
Hull 8399 LCO2-HMGC [Member]
Capacity in Cubic Meters ("CBM")	22,000
Shipyard	Hyundai Mipo
Estimated Delivery	Apr-26
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 19,885
Hull 8404 LCO2-HMGC [Member]
Capacity in Cubic Meters ("CBM")	22,000
Shipyard	Hyundai Mipo
Estimated Delivery	Sep-26
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 7,644
Hull 8405 LCO2-HMGC [Member]
Capacity in Cubic Meters ("CBM")	22,000
Shipyard	Hyundai Mipo
Estimated Delivery	Nov-26
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels	$ 7,644